Supplement to the
Fidelity® Institutional Money Market Funds
Class I
May 30, 2015
Prospectus

The following information replaces the similar information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading Principal Investment Strategies on pages 4, 20, and 24, respectively.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 20, and 24, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the similar information for Money Market Portfolio and Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 8 and 12, respectively.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Money Market Portfolio and Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 8 and 12, respectively.

IMMI-16-01  March 31, 2016
1.480138.131

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on pages 9 and 17, respectively.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 13.

The fund has been designated an institutional money market fund, which means that the net asset value ("NAV") of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

Effective June 30, 2016, the following information replaces the similar information for Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 16.

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Money Market Portfolio and Prime Money Market Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" beginning on page 27.

The Adviser invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. The Adviser also may enter into reverse repurchase agreements for the fund.

The Adviser will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information replaces similar information for Government Portfolio found in the "Fund Basics" section under the heading Principal Investment Strategies on page 27.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Effective June 30, 2016, the following information replaces the similar information for Tax-Exempt Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 28.

The Adviser normally invests the fund's assets in municipal money market securities.

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information replaces similar information for Treasury Only Portfolio found in the "Fund Basics" section under the heading Principal Investment Strategies beginning on page 28.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities.

The following information replaces similar information for Treasury Portfolio found in the "Fund Basics" section under the heading Principal Investment Strategies on page 29.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 30.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Government Portfolio, Treasury Only, and Treasury Portfolio found in the "Fund Basics" section under the heading "Shareholder Notice" on page 32.

The following is subject to change only upon 60 days' prior notice to shareholders:

Government Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Treasury Only Portfolio normally invests at least 99.5% of its total assets in cash and U.S. Treasury securities and at least 80% of the fund's assets in U.S. Treasury securities.

Treasury Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 34.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 34.

The fund has been designated an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Buying Shares" on page 35.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® Institutional Money Market Funds
Class II
May 30, 2015
Prospectus

The following information replaces the similar information for Government Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 22, and 26, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the similar information for Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 8.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Money Market Portfolio, Prime Money Market Portfolio, and Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 9, 13, and 18, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

IMMII-16-02  March 31, 2016
1.480139.128

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on pages 10 and 19, respectively.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information replaces the similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 13.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 14.

The fund has been designated an institutional money market fund, which means that the net asset value ("NAV") of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

Effective June 30, 2016, the following information replaces the similar information for Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 17.

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Treasury Only Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 22.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 26.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Government Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 29.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces the similar information for Money Market Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 29.

The Adviser invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. The Adviser also may enter into reverse repurchase agreements for the fund.

The Adviser will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information replaces the similar information for Prime Money Market Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" beginning on page 29.

The Adviser invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. The Adviser also may enter into reverse repurchase agreements for the fund.

The Adviser will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

Effective June 30, 2016, the following information replaces the similar information for Tax-Exempt Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 30.

The Adviser normally invests the fund's assets in municipal money market securities.

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information replaces the similar information for Treasury Only Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" beginning on page 30.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities.

The following information replaces the similar information for Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 31.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 32.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Shareholder Notice" on page 34.

The following is subject to change only upon 60 days' prior notice to shareholders:

Government Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Treasury Only Portfolio normally invests at least 99.5% of its total assets in cash and U.S. Treasury securities and at least 80% of the fund's assets in U.S. Treasury securities.

Treasury Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 36.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 36.

The fund has been designated an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Buying Shares" on page 37.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® Institutional Money Market Funds
Class III
May 30, 2015
Prospectus

The following information replaces the similar information for Government Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 20, and 24, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces the similar information for Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 8.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Money Market Portfolio, Prime Money Market Portfolio, and Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 9, 12, and 16, respectively.

IMMIII-16-02  March 31, 2016
1.480140.127

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on pages 9 and 17, respectively.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information replaces the similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 12.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 13.

The fund has been designated an institutional money market fund, which means that the net asset value ("NAV") of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

Effective June 30, 2016, the following information replaces the similar information for Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 16.

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Treasury Only Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 20.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 24.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Government Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 27.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces the similar information for Money Market Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 27.

The Adviser invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. The Adviser also may enter into reverse repurchase agreements for the fund.

The Adviser will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information replaces the similar information for Prime Money Market Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" beginning on page 27.

The Adviser invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. The Adviser also may enter into reverse repurchase agreements for the fund.

The Adviser will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

Effective June 30, 2016, the following information replaces the similar information for Tax-Exempt Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 28.

The Adviser normally invests the fund's assets in municipal money market securities.

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information replaces the similar information for Treasury Only Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" beginning on page 28.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities.

The following information replaces the similar information for Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 29.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 30.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Government Portfolio, Treasury Only Portflio, and Treasury Portflio found in the "Fund Basics" section under the heading "Shareholder Notice" on page 32.

The following is subject to change only upon 60 days' prior notice to shareholders:

Government Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Treasury Only Portfolio normally invests at least 99.5% of its total assets in cash and U.S. Treasury securities and at least 80% of the fund's assets in U.S. Treasury securities.

Treasury Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 34.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 34.

The fund has been designated an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Buying Shares" on page 35.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® Institutional Money Market Funds
Class IV
May 30, 2015
Prospectus

The following information replaces the similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 4.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information supplements information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 5.

The fund has been designated an institutional money market fund, which means that the net asset value ("NAV") of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information replaces the similar information for Treasury Only Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 8.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
TRO-16-02  March 31, 2016
1.864395.113

The following information supplements information for Treasury Only Portfolio and for Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 8 and 12.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the similar information for Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 12.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Prime Money Market Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 15.

The Adviser invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. The Adviser also may enter into reverse repurchase agreements for the fund.

The Adviser will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information replaces the similar information for Treasury Only Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 15.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities.

The following information replaces the similar information for Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 15.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Treasury Only Portfolio and Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 16.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Treasury Only Portfolio and Treasury Portfolio found in the "Fund Basics" section under the heading "Shareholder Notice" on page 17.

The following is subject to change only upon 60 days' prior notice to shareholders:

Treasury Only Portfolio normally invests at least 99.5% of its total assets in cash and U.S. Treasury securities and at least 80% of the fund's assets in U.S. Treasury securities.

Treasury Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Prime Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" on page 19.

The fund has been designated an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

Supplement to the
Fidelity® Institutional Money Market Funds
Institutional Class
May 30, 2015
Prospectus

The following information replaces the similar information for Government Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 16, and 20, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the similar information for Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 8.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Money Market Portfolio and Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 9 and 12, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

PMM-16-02  March 31, 2016
1.880937.112

The following information supplements information for Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 10.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information replaces the similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 12.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 14.

The fund has been designated an institutional money market fund, which means that the net asset value ("NAV") of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information replaces the similar information for Treasury Only Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 16.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 20.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Government Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 23.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces the similar information for Money Market Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 23.

The Adviser invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. The Adviser also may enter into reverse repurchase agreements for the fund.

The Adviser will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information replaces the similar information for Prime Money Market Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" beginning on page 23.

The Adviser invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. The Adviser also may enter into reverse repurchase agreements for the fund.

The Adviser will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information replaces the similar information for Treasury Only Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 24.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities.

The following information replaces the similar information for Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 24.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 25.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Shareholder Notice" on page 26.

The following is subject to change only upon 60 days' prior notice to shareholders:

Government Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Treasury Only Portfolio normally invests at least 99.5% of its total assets in cash and U.S. Treasury securities and at least 80% of the fund's assets in U.S. Treasury securities.

Treasury Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" on page 28.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" on page 28.

The fund has been designated an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 28.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® Institutional Money Market Funds
Select Class
May 30, 2015
Prospectus

The following information replaces the similar information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading Principal Investment Strategies on pages 4, 21, and 25, respectively.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 21, and 25, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the similar information for Money Market Portfolio and Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 8 and 13, respectively.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Money Market Portfolio and Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 8 and 13, respectively.

IMMSC-16-01  March 31, 2016
1.778424.119

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on pages 10 and 18, respectively.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 14.

The fund has been designated an institutional money market fund, which means that the net asset value ("NAV") of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

Effective June 30, 2016, the following information replaces the similar information for Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 17.

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Money Market Portfolio and Prime Money Market Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" beginning on page 28.

The Adviser invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. The Adviser also may enter into reverse repurchase agreements for the fund.

The Adviser will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information replaces similar information for Government Portfolio found in the "Fund Basics" section under the heading Principal Investment Strategies on page 28.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Effective June 30, 2016, the following information replaces the similar information for Tax-Exempt Portfolio found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 29.

The Adviser normally invests the fund's assets in municipal money market securities.

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information replaces similar information for Treasury Only Portfolio found in the "Fund Basics" section under the heading Principal Investment Strategies beginning on page 29.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities.

The following information replaces similar information for Treasury Portfolio found in the "Fund Basics" section under the heading Principal Investment Strategies on page 30.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 31.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Government Portfolio, Treasury Only, and Treasury Portfolio found in the "Fund Basics" section under the heading "Shareholder Notice" on page 33.

The following is subject to change only upon 60 days' prior notice to shareholders:

Government Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Treasury Only Portfolio normally invests at least 99.5% of its total assets in cash and U.S. Treasury securities and at least 80% of the fund's assets in U.S. Treasury securities.

Treasury Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 35.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 35.

The fund has been designated an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Buying Shares" on page 36.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the

Fund	Class I	Class II	Class III	Class IV	Institutional Class	Select Class
Government Portfolio	FIGXX	FCVXX	FCGXX	--	FRGXX	FGEXX
Money Market Portfolio	FMPXX	FCIXX	FCOXX	--	FNSXX	FMYXX
Prime Money Market Portfolio	FIDXX	FDOXX	FCDXX	FDVXX	FIPXX	FDIXX
Tax-Exempt Portfolio	FTCXX	FEXXX	FETXX	--	--	FSXXX
Treasury Only Portfolio	FSIXX	FOXXX	FOIXX	FOPXX	FRSXX	FTYXX
Treasury Portfolio	FISXX	FCEXX	FCSXX	FTVXX	FRBXX	FTUXX

Funds of Fidelity Colchester Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2015

Effective June 30, 2016, the following information for Tax-Exempt Portfolio found in the "Investment Policies and Limitations" section on page 6 has been removed .

Shareholder Notice. For Tax-Exempt Portfolio, securities must be rated in accordance with applicable rules in the highest rating category for short-term securities by at least one nationally recognized rating service (NRSRO) and rated in one of the two highest categories for short-term securities by another NRSRO if rated by more than one NRSRO, or, if unrated, judged to be equivalent to highest quality by FMR pursuant to procedures adopted by the Board of Trustees. This operating policy may be changed only upon 90 days' prior notice to shareholders.

Effective June 30, 2016, the following information for Tax-Exempt Portfolio found in the "Investment Policies and Limitations" section on page 11 has been removed.

NRSROs. The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

The following information found in the "Investment Policies and Limitations" section on page 11 has been removed for Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Treasury Only Portfolio, and Treasury Portfolio.

NRSROs. The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

IMMB-16-02  March 31, 2016
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